Leases - Lease Expenses of Lessee (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [Abstract]
Depreciation expense of right-of-use assets	$ 779	$ 792	$ 803
Finance expense on lease liabilities	606	654	668
Expense relating to short-term leases	6,587	3,865	114
Total	$ 7,972	$ 5,311	$ 1,585